Goodwill and Intangible Assets - Summary Of Weighted Average Remaining Useful Lives Per Intangible Asset Category (Detail)	12 Months Ended
Dec. 31, 2020
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful lives per intangible asset category	6 years 8 months 12 days
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful lives per intangible asset category	4 years 1 month 6 days
Carrier contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful lives per intangible asset category	4 years 10 months 24 days
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful lives per intangible asset category	5 years 1 month 6 days
Internally developed and acquired computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful lives per intangible asset category	5 years 2 months 12 days